Income Taxes (Details Narrative) (10-K 2018) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax rate		31.00%	14.00%
Income tax statutory tax rate	25.00%	25.00%	25.00%	25.00%
Principal income tax rate, percentage		25.00%	25.00%
Net operating loss carried-forward			$ 519,248
Income tax expiration date description	The Company had net operating loss carried-forward of $159,276, which will expire on various dates from December 31, 2021 to December 31, 2025.		Expire on various dates from December 31, 2021 to December 31, 2023
Hong Kong [Member]
Income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%	25.00%	25.00%
Income tax statutory tax rate			25.00%	25.00%